COMMITMENTS AND CONTINGENCIES (Bank Guarantee) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 1,520
Guarantee expiring January 15, 2014 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	384
Guarantee expiring December 30, 2013 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	1,136
Guarantee expiring May 31, 2013 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 32